Related party transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Fixed Compensation	R$ 132,276	R$ 115,680	R$ 96,544
Variable Compensation - in cash	126,181	117,730	115,627
Variable Compensation - in shares	91,306	87,702	94,607
Others (1)	79,229	61,294	67,883
Total Short-Term Benefits	428,992	382,406	374,661
Variable Compensation - in cash	99,506	95,398	101,837
Variable Compensation - in shares	96,361	99,827	109,918
Total Long-Term Benefits	195,867	195,225	211,755
Total (2)	R$ 624,859	R$ 577,631	R$ 586,416